Third Quarter Report
January 31, 2023 (Unaudited)
Columbia Short Duration Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 92.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.4%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2022D1 (Mandatory Put 06/01/27)
07/01/2052	4.000%	3,000,000	3,054,697
Revenue Bonds
Project No. 4
Series 2019A-1
06/01/2023	4.000%	1,000,000	1,002,091
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	2,000,000	2,006,650
Series 2018A (Mandatory Put 12/01/23)
12/01/2048	4.000%	4,970,000	4,983,987
Black Belt Energy Gas District(a)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	3.827%	1,000,000	1,000,154
Series 2018B-2 (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.620% 12/01/2048	2.280%	5,000,000	4,972,527
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,102,633
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	600,000	602,716
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #2
Series 2021B
06/01/2026	4.000%	1,265,000	1,290,411
Total			20,015,866
Alaska 0.3%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2024	5.000%	1,800,000	1,847,568
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.9%
Chandler Industrial Development Authority(b)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,471,987
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	5,000,000	5,295,729
City of Phoenix Civic Improvement Corp.(b)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	1,055,267
Coconino County Pollution Control Corp.(b)
Refunding Revenue Bonds
Nevada Power Co.
Series 2020 (Mandatory Put 03/31/23)
09/01/2032	1.875%	1,500,000	1,496,928
Maricopa County Industrial Development Authority(a)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	2.230%	1,325,000	1,319,724
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Palo Verde Project
Series 2021 (Mandatory Put 10/01/26)
06/01/2043	0.875%	1,000,000	893,504
Total			11,533,139
California 2.5%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvements Project
Series 2019
09/01/2028	5.000%	1,000,000	1,113,095
Bay Area Toll Authority(a)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	2.760%	500,000	502,690
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2023	4.000%	400,000	401,191
2	Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2024	4.000%	380,000	385,043
10/15/2025	4.000%	400,000	408,641
10/15/2026	4.000%	415,000	426,642
California Public Finance Authority(c)
Revenue Bonds
Enso Village Project - TEMPS 50
Series 2021
11/15/2027	2.125%	3,000,000	2,841,217
City of Los Angeles Department of Airports(b)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2025	5.000%	1,930,000	2,020,681
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2025	5.000%	500,000	522,732
08/01/2026	5.000%	600,000	639,079
Corona-Norco Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,768,977
Pittsburg Successor Agency Redevelopment Agency(d)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,000,000	1,914,887
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Refunding Revenue Bonds
Series 2019
01/01/2026	5.000%	1,500,000	1,588,567
Total			14,533,442
Colorado 2.5%
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,097,806
System
Subordinated Series 2018A
12/01/2026	5.000%	1,500,000	1,610,693
Revenue Bonds
Series 2022A
11/15/2028	5.000%	5,000,000	5,570,029
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	2,000,000	2,111,947
CommonSpirit Health Services
Series 2019B (Mandatory Put 08/01/25)
08/01/2049	5.000%	1,000,000	1,036,004
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,750,000	1,613,944
E-470 Public Highway Authority(a)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.231%	1,000,000	995,728
Total			15,036,151
Connecticut 0.9%
City of New Haven
Unlimited General Obligation Bonds
Series 2019A (AGM)
08/01/2024	5.000%	1,000,000	1,034,602
Connecticut Housing Finance Authority(b)
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2021
05/15/2023	0.350%	350,000	347,821
11/15/2023	0.400%	300,000	294,972
State of Connecticut
Unlimited General Obligation Bonds
Series 2022F
11/15/2026	5.000%	3,000,000	3,303,660
State of Connecticut Special Tax
Revenue Bonds
Series 2022A
07/01/2027	5.000%	500,000	559,032
Total			5,540,087
District of Columbia 2.9%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
Series 2011
12/01/2023	5.250%	1,750,000	1,754,507
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	1,450,000	1,522,334

Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Aviation(b)
Refunding Revenue Bonds
Series 2014A
10/01/2024	5.000%	5,865,000	6,052,402
10/01/2025	5.000%	1,725,000	1,785,830
Series 2018A
10/01/2027	5.000%	2,385,000	2,607,757
Series 2020A
10/01/2025	5.000%	3,000,000	3,167,114
Total			16,889,944
Florida 3.4%
City of Jacksonville
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	700,000	748,106
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021
01/01/2027	1.450%	2,000,000	1,770,712
County of Lee Airport(b)
Refunding Revenue Bonds
Series 2021A
10/01/2025	5.000%	1,850,000	1,941,390
10/01/2028	5.000%	2,035,000	2,236,881
County of Miami-Dade Seaport Department(b),(e)
Refunding Revenue Bonds
Series 2023A
10/01/2027	5.000%	1,650,000	1,797,332
Duval County Public Schools
Certificate of Participation
Series 2022 (AGM)
07/01/2026	5.000%	2,125,000	2,307,578
Florida Development Finance Corp.(c)
Revenue Bonds
Mayflower Retirement Community Center - TEMPS 50
Series 2021
06/01/2026	1.750%	1,020,000	924,385
Greater Orlando Aviation Authority(b)
Revenue Bonds
Series 2019A
10/01/2025	5.000%	2,000,000	2,111,409
Hillsborough County Aviation Authority(b)
Revenue Bonds
Tampa International Airport
Series 2022S
10/01/2026	5.000%	3,250,000	3,490,128
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	2,000,000	1,890,374
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2024	4.000%	145,000	142,892
12/15/2025	4.000%	180,000	175,845
12/15/2026	4.000%	185,000	178,744
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	500,000	463,627
Total			20,179,403
Georgia 2.7%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,000,000	995,736
City of Atlanta Department of Aviation(b)
Refunding Revenue Bonds
Series 2021C
07/01/2025	5.000%	1,000,000	1,049,918
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2022 (Mandatory Put 08/19/25)
12/01/2049	2.875%	750,000	737,089
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 03/12/24)
11/01/2048	2.925%	1,250,000	1,239,791
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	530,000	504,438
Main Street Natural Gas, Inc.(c)
Revenue Bonds
Gas Supply
Series 2022C (Mandatory Put 11/01/27)
08/01/2052	4.000%	3,000,000	2,891,463
Main Street Natural Gas, Inc.(a)
Revenue Bonds
Series 2018B (Mandatory Put 09/01/23)
0.7 x 1-month USD LIBOR + 0.750% 04/01/2048	3.677%	1,500,000	1,499,836

4	Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2024	5.000%	1,250,000	1,270,547
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	4,500,000	4,527,030
Series 2021C
12/01/2027	4.000%	1,225,000	1,236,508
Total			15,952,356
Guam 0.4%
Guam Power Authority(f)
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	2,375,000	2,486,117
Idaho 0.1%
Idaho Housing & Finance Association
Revenue Bonds
Sunset Landing Apartment Project
Series 2021
07/01/2024	0.700%	820,000	794,798
Illinois 10.0%
Chicago Board of Education
Refunding Unlimited General Obligation Bonds
Series 2017F
12/01/2024	5.000%	1,000,000	1,022,398
Chicago Midway International Airport(b)
Refunding Revenue Bonds
Junior 2nd Lien
Series 2014A
01/01/2027	5.000%	2,885,000	2,931,430
01/01/2030	5.000%	2,845,000	2,890,481
Series 2016A
01/01/2024	5.000%	2,000,000	2,032,786
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Series 2015A
01/01/2028	5.000%	2,515,000	2,603,852
Chicago Park District
Refunding Limited General Obligation Bonds
Limited Tax
Series 2014C
01/01/2026	5.000%	1,865,000	1,896,598
City of Chicago
Refunding Unlimited General Obligation Bonds
Series 2015
01/01/2024	5.000%	2,090,000	2,115,565
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2024	5.000%	340,000	344,159
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2008
01/01/2024	5.000%	2,200,000	2,244,261
City of Joliet Waterworks & Sewerage
Revenue Bonds
Senior Lien
BAN Series 2022
01/01/2024	5.000%	1,380,000	1,400,998
Cook County Community College District No. 535 Oakton
Prerefunded 12/01/24 Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	200,000	205,728
Cook County School District No. 99 Cicero
Unlimited General Obligation Refunding Bonds
Series 2019
12/01/2023	5.000%	575,000	584,979
Illinois Development Finance Authority(d)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	2,010,000	1,871,842
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	2,395,000	2,366,319
Illinois Finance Authority
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,000,000	1,971,888
Lifespace Communities
Series 2015
05/15/2023	5.000%	250,000	249,976
05/15/2024	5.000%	450,000	449,800
Illinois Finance Authority(g)
Refunding Revenue Bonds
OSF Healthcare System
Series 2020 (Mandatory Put 11/15/24)
05/15/2050	5.000%	4,250,000	4,359,773
Illinois Finance Authority(a)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	2.360%	1,250,000	1,214,708
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	915,000	906,843

Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021C (FHA)
07/01/2026	0.800%	1,000,000	927,421
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,000,146
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2024	3.000%	2,250,000	2,245,506
06/15/2025	3.000%	2,000,000	1,991,641
Northern Illinois University
Refunding Revenue Bonds
Northern University of Illinois
Series 2020B (BAM)
04/01/2025	5.000%	400,000	417,346
Revenue Bonds
Board of Trustees
Series 2021 (BAM)
10/01/2025	5.000%	310,000	327,432
10/01/2026	5.000%	250,000	267,931
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2023	5.000%	2,415,000	2,432,954
06/01/2024	5.000%	3,000,000	3,090,201
State of Illinois
Unlimited General Obligation Bonds
Senior
Series 2014
05/01/2026	5.000%	2,000,000	2,047,181
Series 2020C
05/01/2023	5.375%	250,000	251,578
Series 2020D
10/01/2024	5.000%	2,000,000	2,068,233
Series 2021A
03/01/2025	5.000%	500,000	520,829
03/01/2028	5.000%	2,500,000	2,702,198
Unlimited General Obligation Refunding Bonds
Series 2021C
03/01/2024	4.000%	1,000,000	1,012,304
Series 2022B
03/01/2025	5.000%	2,400,000	2,497,042
Village of Bolingbrook
Refunding Special Tax Bonds
Series 2018 (AGM)
03/01/2023	4.000%	510,000	510,274
Total			58,974,601
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 2.1%
City of Whiting(b)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,000,000	1,035,052
City of Whiting(b),(g)
Revenue Bonds
BP Products North America, Inc. Project
Series 2017 (Mandatory Put 11/01/24)
11/01/2047	5.000%	5,000,000	5,098,516
Indiana Finance Authority(b)
Refunding Revenue Bonds
Fulcrum Centerpoint LLC Project
Series 2022 (Mandatory Put 11/15/23)
12/15/2046	4.500%	4,000,000	4,004,995
Indiana Finance Authority
Refunding Revenue Bonds
Indianapolis Power & Light Co. Project
Series 2021
08/01/2025	0.650%	1,500,000	1,396,498
Indianapolis Local Public Improvement Bond Bank(b)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	1,050,000	1,108,983
Total			12,644,044
Iowa 0.1%
Iowa Student Loan Liquidity Corp.(b)
Refunding Revenue Bonds
Series 2019B
12/01/2023	5.000%	580,000	589,778
Kentucky 2.4%
City of Henderson(b),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	1,000,000	982,819
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	1,250,000	1,232,430
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	2,013,103

6	Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Asset Liability Commission
Revenue Bonds
Project Notes - Federal Highway Trust Fund
Series 2015
09/01/2023	5.000%	500,000	507,232
Kentucky Interlocal School Transportation Association
Refunding Certificate of Participation
Series 2021
03/01/2025	1.250%	1,335,000	1,274,096
03/01/2026	1.250%	1,085,000	1,018,800
Kentucky Public Energy Authority
Revenue Bonds
Series 2018A (Mandatory Put 04/01/24)
04/01/2048	4.000%	2,780,000	2,785,907
Series 2018B
07/01/2023	4.000%	750,000	751,041
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	1,355,000	1,357,533
Kentucky Public Energy Authority(a)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	4.047%	1,000,000	998,749
Louisville/Jefferson County Metropolitan Government
Unrefunded Revenue Bonds
Norton Healthcare, Inc.
Series 2020 (Mandatory Put 10/01/23)
10/01/2047	5.000%	1,125,000	1,135,766
Total			14,057,476
Louisiana 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,123,555
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	989,029
Total			2,112,584
Maryland 2.1%
Maryland Community Development Administration
Refunding Revenue Bonds
Social Bonds
Series 2021C
03/01/2029	1.550%	3,240,000	2,906,349
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2021B
03/01/2027	0.900%	860,000	785,093
Maryland Economic Development Corp.(b)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,072,310
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2020 (Mandatory Put 07/01/25)
07/01/2045	5.000%	1,500,000	1,561,233
State of Maryland Department of Transportation
Refunding Revenue Bonds
Series 2022B
12/01/2027	5.000%	1,205,000	1,365,617
Revenue Bonds
2nd Issue
Series 2018
10/01/2024	5.000%	3,420,000	3,571,842
Total			12,262,444
Massachusetts 3.2%
Berkshire Regional Transit Authority
Revenue Notes
RAN Series 2022
07/25/2023	4.000%	5,350,000	5,365,088
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
04/01/2023	0.650%	590,000	587,095
10/01/2023	0.700%	470,000	460,980
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,073,076
Series 2019A
07/01/2024	5.000%	260,000	267,559
Massachusetts Educational Financing Authority(b)
Revenue Bonds
Education Loan
Series 2021
07/01/2025	5.000%	750,000	783,153
07/01/2026	5.000%	1,120,000	1,193,837
Senior Series 2020B
07/01/2026	5.000%	1,250,000	1,328,227
Senior Series 2022B
07/01/2025	5.000%	250,000	261,348
07/01/2029	5.000%	825,000	905,560

Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Revenue Bonds
Series 2019B
07/01/2023	5.000%	500,000	504,607
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2021A-2 (HUD)
06/01/2024	0.400%	500,000	483,217
Sustainability Bonds
Series 2022-D3 (FHA)
12/01/2026	3.300%	1,000,000	1,008,533
Massachusetts Port Authority(b)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	885,000	943,345
Town of Orange
Limited General Obligation Notes
BAN Series 2022
08/24/2023	3.750%	4,000,000	4,021,447
Total			19,187,072
Michigan 2.3%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Senior Lien
Subordinated Series 2018A
07/01/2023	5.000%	800,000	808,368
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,325,183
10/15/2027	1.100%	1,650,000	1,523,815
Michigan Finance Authority(h)
Refunding Revenue Bonds
Trinity Health
Series 2019 (Mandatory Put 02/01/25)
12/01/2044	5.000%	1,605,000	1,680,254
Michigan State Housing Development Authority
Revenue Bonds
Series 2021A
04/01/2025	0.550%	1,000,000	949,726
Michigan Strategic Fund(b)
Revenue Bonds
Consumers Energy Co. Project
Series 2021 (Mandatory Put 10/08/26)
04/01/2035	0.875%	1,335,000	1,242,576
Green Bonds
Series 2021 (Mandatory Put 10/01/26)
10/01/2061	4.000%	2,000,000	1,979,099
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2027	5.000%	2,810,000	2,966,441
Total			13,475,462
Minnesota 0.8%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2023	3.000%	200,000	198,869
08/01/2024	3.000%	100,000	98,262
08/01/2025	3.000%	200,000	194,089
08/01/2026	3.000%	250,000	239,473
Minnesota Housing Finance Agency(b)
Refunding Revenue Bonds
Series 2021C (GNMA)
07/01/2023	0.450%	235,000	232,514
01/01/2024	0.600%	370,000	361,815
Revenue Bonds
Series 2020A
07/01/2023	1.350%	185,000	183,722
Series 2020A (GNMA)
07/01/2024	1.450%	115,000	112,417
Series 2020D (GNMA)
07/01/2026	1.650%	360,000	341,584
Series 2020H
07/01/2023	0.600%	210,000	207,907
01/01/2024	0.650%	175,000	171,207
07/01/2024	0.700%	190,000	183,777
01/01/2025	0.800%	340,000	325,616
07/01/2025	0.850%	360,000	341,424
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2022
12/01/2023	2.625%	1,700,000	1,688,891
Total			4,881,567
Mississippi 0.5%
County of Warren(b)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	945,530
Mississippi Business Finance Corp.(b)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 06/03/24)
03/01/2027	2.200%	1,250,000	1,220,186

8	Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2024	5.000%	750,000	778,735
Total			2,944,451
Missouri 0.8%
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	3,810,000	4,141,597
Missouri Development Finance Board
Refunding Revenue Bonds
Crackerneck Creek Project
Series 2021
03/01/2025	5.000%	425,000	436,847
03/01/2026	5.000%	300,000	312,306
Total			4,890,750
Nebraska 1.0%
Central Plains Energy Project
Refunding Revenue Bonds
Project #3
Series 2017A
09/01/2026	5.000%	680,000	715,622
Revenue Bonds
Project No. 4
Series 2018 (Mandatory Put 01/01/24)
03/01/2050	5.000%	1,000,000	1,010,932
Gretna Public Schools
Unlimited General Obligation Bonds
Series 2022B
12/15/2027	5.000%	2,080,000	2,230,374
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	1,914,577
Total			5,871,505
Nevada 0.7%
City of North Las Vegas
Limited General Obligation Refunding Bonds
Building
Series 2018 (AGM)
06/01/2023	5.000%	1,000,000	1,008,334
City of Sparks(c)
Refunding Revenue Bonds
Sales Tax
Series 2019A
06/15/2024	2.500%	145,000	141,448
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Clark Department of Aviation(b)
Refunding Revenue Bonds
Junior Subordinated Series 2021B
07/01/2025	5.000%	2,590,000	2,707,563
Total			3,857,345
New Hampshire 0.6%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2025	4.000%	290,000	288,567
01/01/2026	4.000%	265,000	262,693
New Hampshire Business Finance Authority(a),(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/24)
Muni Swap Index Yield + 0.375% 10/01/2033	2.035%	2,000,000	1,943,852
New Hampshire Business Finance Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	974,129
Total			3,469,241
New Jersey 6.6%
New Jersey Economic Development Authority(b)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/23)
11/01/2034	1.200%	3,000,000	2,979,355
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,574,719
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,522,872
Series 2015XX
06/15/2026	4.250%	2,355,000	2,432,936
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,192,123
Hospital Asset Transformation Project
Series 2017
10/01/2026	5.000%	650,000	698,495

Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
RWJ Barnabas Health Obligated Group
Series 2019 (Mandatory Put 07/01/25)
07/01/2042	5.000%	3,370,000	3,557,612
New Jersey Higher Education Student Assistance Authority(b)
Revenue Bonds
Senior Series 2016-1A
12/01/2025	5.000%	1,000,000	1,052,938
12/01/2026	5.000%	1,000,000	1,054,887
Series 2015-1A
12/01/2027	4.000%	1,540,000	1,544,990
Series 2017-1A
12/01/2023	5.000%	4,125,000	4,194,542
12/01/2024	5.000%	3,750,000	3,879,736
Senior Revenue Bonds
Series 2022B
12/01/2024	5.000%	885,000	915,298
New Jersey Housing & Mortgage Finance Agency(b)
Refunding Revenue Bonds
Series 2020F (HUD)
04/01/2026	1.500%	3,075,000	2,922,481
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Series 2021A
06/15/2026	5.000%	250,000	269,015
Series 2022AA
06/15/2027	5.000%	3,185,000	3,497,329
Transportation System
Series 2018A
12/15/2023	5.000%	250,000	254,847
Revenue Bonds
Transportation System
Series 2010D
12/15/2023	5.000%	2,375,000	2,421,052
Total			38,965,227
New Mexico 0.3%
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	1,931,795
New York 15.8%
City of North Tonawanda
Limited General Obligation Notes
BAN Series 2022
05/18/2023	4.000%	4,894,375	4,906,315
City of Schenectady
Limited General Obligation Notes
BAN Series 2022
05/05/2023	3.500%	4,985,778	4,991,634
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dundee Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/23/2023	3.500%	3,500,000	3,508,110
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021
07/01/2025	3.000%	180,000	174,324
Series 2021B
07/01/2027	4.000%	1,000,000	957,356
Long Island Power Authority(a)
Refunding Revenue Bonds
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	3.808%	1,000,000	999,536
Metropolitan Transportation Authority(a)
Refunding Revenue Bonds
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
0.7 x SOFR + 0.550% 11/01/2032	3.431%	500,000	501,819
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Subordinated Series 2019A (Mandatory Put 11/15/24)
11/15/2048	5.000%	1,000,000	1,024,880
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020 (FHA) (Mandatory Put 05/01/25)
11/01/2060	0.700%	4,680,000	4,403,452
Sustainable Development
Series 2021 (FHA) (Mandatory Put 07/01/25)
05/01/2061	0.600%	4,000,000	3,738,595
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	793,803
New York Transportation Development Corp.(b)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	2,035,000	1,921,002
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2025	5.000%	1,400,000	1,468,289
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2030	5.000%	1,255,000	1,280,341

10	Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2026	5.000%	2,500,000	2,656,510
Owego Apalachin Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/28/2023	4.000%	3,000,000	3,012,748
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,485,564
Series 2021-223
07/15/2026	5.000%	4,130,000	4,412,371
Series 2021-226
10/15/2026	5.000%	4,670,000	5,011,825
10/15/2027	5.000%	1,625,000	1,773,499
10/15/2028	5.000%	1,750,000	1,940,115
Revenue Bonds
Consolidated One Hundred Eighty Four
Series 2014-25A
09/01/2028	5.000%	1,275,000	1,308,060
State of New York Mortgage Agency(b)
Refunding Revenue Bonds
Series 2019-221
04/01/2024	1.800%	2,000,000	1,969,225
Social Bonds
Series 2021-232
04/01/2024	5.000%	355,000	362,205
10/01/2024	5.000%	370,000	380,910
Series 2021-235
04/01/2026	1.050%	1,275,000	1,200,135
10/01/2026	1.150%	1,335,000	1,249,880
04/01/2027	1.300%	2,705,000	2,542,213
Revenue Bonds
Social Bonds
Series 2021-240
04/01/2024	0.750%	1,595,000	1,545,289
10/01/2024	0.850%	1,970,000	1,887,413
04/01/2025	0.950%	2,485,000	2,348,288
10/01/2025	1.050%	1,000,000	936,894
04/01/2026	1.200%	1,220,000	1,135,270
Triborough Bridge & Tunnel Authority(a)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	3.261%	1,960,000	1,942,319
Triborough Bridge & Tunnel Authority(e)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2028	5.000%	10,000,000	11,506,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Village of Endicott
Limited General Obligation Notes
BAN Series 2022
08/24/2023	3.750%	3,000,000	3,011,564
Watervliet City School District
Unlimited General Obligation Notes
BAN Series 2022
04/26/2023	3.250%	5,000,000	5,005,550
Total			93,293,345
North Carolina 1.2%
City of Charlotte Airport(b)
Refunding Revenue Bonds
Series 2021B
07/01/2025	5.000%	1,345,000	1,412,140
North Carolina Eastern Municipal Power Agency(i)
Revenue Bonds
Series 1993 (FGIC)
01/01/2025	3.100%	600,000	578,525
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2028	1.050%	1,580,000	1,421,053
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,562,659
Series 2018
01/01/2025	5.000%	1,110,000	1,156,367
North Carolina Turnpike Authority(d)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	685,825
Total			6,816,569
North Dakota 0.7%
North Dakota Housing Finance Agency(b)
Refunding Revenue Bonds
Social Bonds
Series 2021C
01/01/2024	0.700%	1,800,000	1,766,710
07/01/2024	0.800%	1,685,000	1,639,167
01/01/2025	0.950%	975,000	941,197
Total			4,347,074
Ohio 2.6%
City of Cleveland Airport System(b)
Refunding Revenue Bonds
Series 2019B
01/01/2024	5.000%	1,200,000	1,221,195

Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Air Quality Development Authority(b)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	6,000,000	5,823,352
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,559,430
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2022
02/15/2026	5.000%	1,250,000	1,352,567
02/15/2027	5.000%	1,000,000	1,108,628
Port of Greater Cincinnati Development Authority
Revenue Bonds
Convention Center Hotel Acquisition and Demolition Project
Series 2020A
05/01/2023	3.000%	1,000,000	998,434
State of Ohio
Unlimited General Obligation Refunding Bonds
Series 2022A
06/15/2028	5.000%	2,250,000	2,575,316
Total			15,638,922
Oklahoma 1.4%
Oklahoma County Independent School District No. 89 Oklahoma City(e)
Unlimited General Obligation Bonds
Series 2023A
07/01/2027	3.000%	6,000,000	6,078,527
Tulsa Airports Improvement Trust(b)
Prerefunded 06/01/24 Revenue Bonds
Series 2015A (BAM)
06/01/2035	5.000%	1,000,000	1,029,403
06/01/2045	5.000%	1,280,000	1,317,637
Total			8,425,567
Oregon 0.1%
State of Oregon Housing & Community Services Department(h)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	500,000	493,843
Pennsylvania 5.1%
Allegheny County Airport Authority(b)
Revenue Bonds
Series 2021A
01/01/2027	5.000%	1,155,000	1,236,767
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Philadelphia Airport(b)
Refunding Revenue Bonds
Private Activity
Series 2021
07/01/2027	5.000%	4,000,000	4,318,111
Series 2017B
07/01/2026	5.000%	3,360,000	3,568,032
Series 2020C
07/01/2025	5.000%	2,450,000	2,558,300
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,585,641
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2023	5.000%	320,000	322,989
Northampton County General Purpose Authority(a)
Revenue Bonds
St. Luke’s University Health Network
Series 2018 (Mandatory Put 08/15/24)
0.7 x 1-month USD LIBOR + 1.040% 08/15/2048	4.098%	1,000,000	1,000,057
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
Pennsylvania Bridges Finco LP - P3 Project
Series 2015
12/31/2024	5.000%	2,450,000	2,516,775
Pennsylvania Higher Education Assistance Agency(b)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,415,995
Pennsylvania Housing Finance Agency(b)
Refunding Revenue Bonds
Social Bonds
Series 2021-134B
04/01/2025	5.000%	435,000	452,007
10/01/2025	5.000%	800,000	839,520
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2021-136
04/01/2026	5.000%	250,000	268,029
10/01/2027	5.000%	175,000	193,034
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,438,948
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,330,499
10/01/2026	1.500%	1,500,000	1,417,441

12	Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2026	5.000%	275,000	302,626
Redevelopment Authority of the City of Philadelphia(b)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,101,463
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2023	5.000%	450,000	455,959
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,114,130
Total			30,436,323
Puerto Rico 0.8%
Commonwealth of Puerto Rico(f)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2025	5.375%	4,500,000	4,603,398
Rhode Island 1.2%
Rhode Island Health and Educational Building Corp.
Refunding Revenue Bonds
Providence Public Buildings Authority
Series 2015 (AGM)
05/15/2024	4.000%	2,385,000	2,427,944
Rhode Island Housing & Mortgage Finance Corp.(b)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,221,668
10/01/2026	2.650%	1,575,000	1,558,650
Rhode Island Student Loan Authority(b)
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	660,689
12/01/2024	5.000%	875,000	905,905
12/01/2035	2.875%	630,000	616,499
Total			7,391,355
South Carolina 1.0%
Patriots Energy Group Financing Agency(a)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	3.787%	1,000,000	1,002,434
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Ports Authority(b)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	3,000,000	3,164,971
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
01/01/2024	1.500%	985,000	972,007
07/01/2024	1.550%	510,000	500,284
Total			5,639,696
Tennessee 0.3%
Tennessee Energy Acquisition Corp.
Revenue Bonds
Project
Series 2017A (Mandatory Put 05/01/23)
05/01/2048	4.000%	1,000,000	1,001,045
Series 2006C
02/01/2023	5.000%	790,000	790,024
Total			1,791,069
Texas 2.0%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2024	5.000%	550,000	568,343
12/15/2026	5.000%	625,000	669,929
Central Texas Regional Mobility Authority
Revenue Bonds
Subordinated Series 2021C
01/01/2027	5.000%	2,000,000	2,126,525
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2027	5.000%	1,890,000	2,050,063
Harris County Cultural Education Facilities Finance Corp.(a)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	2.230%	2,000,000	1,987,343
Plano Independent School District(e)
Unlimited General Obligation Bonds
Series 2023
02/15/2028	5.000%	1,750,000	1,983,097
Port Beaumont Navigation District(b),(c)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2026	1.875%	700,000	639,751

Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spring Branch Independent School District
Unlimited General Obligation Bonds
Series 2022
02/01/2025	5.000%	1,000,000	1,052,684
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2028	5.000%	500,000	530,504
Total			11,608,239
Vermont 0.6%
Vermont Student Assistance Corp.(b)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2025	5.000%	1,010,000	1,053,721
06/15/2026	5.000%	1,375,000	1,460,846
Series 2022A
06/15/2028	5.000%	985,000	1,053,473
Total			3,568,040
Virginia 0.8%
Amelia County Industrial Development Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,570,983
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2023	5.000%	740,000	746,511
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Project
Series 2018
10/01/2023	5.000%	575,000	580,427
Henrico County Economic Development Authority(i)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	7.823%	900,000	886,500
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2021
12/01/2024	3.000%	220,000	214,518
12/01/2025	3.000%	230,000	221,036
12/01/2026	3.000%	235,000	222,477
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
National Senior Campuses
Series 2020
01/01/2024	5.000%	500,000	509,604
Total			4,952,056
Washington 1.2%
Chelan County Public Utility District No. 1(b)
Refunding Revenue Bonds
Series 2020C
07/01/2023	5.000%	990,000	999,738
07/01/2024	5.000%	2,155,000	2,225,236
07/01/2025	5.000%	1,170,000	1,235,698
Douglas County Public Utility District No. 1 Wells Hydroelectric Project(b)
Refunding Revenue Bonds
Series 2015A
09/01/2027	5.000%	830,000	871,248
Port of Seattle(b)
Revenue Bonds
Series 2018A
05/01/2028	5.000%	1,715,000	1,858,479
Total			7,190,399
West Virginia 0.2%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co. Amos Project
Series 2019 (Mandatory Put 04/01/24)
03/01/2040	2.550%	1,000,000	986,817
Wisconsin 2.7%
City of Milwaukee
Unlimited General Obligation Refunding Bonds
Promissory Notes
Series 2020N-4
04/01/2024	5.000%	1,500,000	1,535,987
County of Milwaukee Airport(b)
Refunding Revenue Bonds
Series 2014A
12/01/2027	5.000%	1,975,000	2,006,520
Public Finance Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2016
05/01/2027	2.875%	5,350,000	5,076,662
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2026	5.000%	1,230,000	1,341,049
Wisconsin Department of Transportation
Refunding Revenue Bonds
Series 2017-1
07/01/2028	5.000%	1,185,000	1,329,898

14	Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Marshfield Clinic Health System, Inc.
Series 2020 (Mandatory Put 02/15/25)
02/15/2052	5.000%	3,500,000	3,590,238
Revenue Bonds
Aspirus, Inc. Obligation Group
Series 2017
08/15/2023	5.000%	205,000	207,620
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Social Bonds
Series 2021C (GNMA)
03/01/2025	0.700%	425,000	405,623
03/01/2028	1.400%	700,000	638,773
Total			16,132,370
Wyoming 0.2%
Wyoming Community Development Authority(b)
Refunding Revenue Bonds
Series 2020-3
06/01/2023	5.000%	955,000	961,846
Total Municipal Bonds (Cost $562,264,872)			549,201,141

Municipal Short Term 8.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Indiana 0.3%
Indiana Finance Authority(b)
Revenue Bonds
Republic Services, Inc. Project
Series 2010A (Mandatory Put 03/01/22)
05/01/2034	3.400%	2,000,000	2,000,097
Massachusetts 2.4%
Cape Cod Regional Transit Authority
Unlimited General Obligation Notes
RAN Series 2022
07/21/2023	3.190%	4,000,000	4,004,686
Metrowest Regional Transit Authority
Revenue Notes
Series 2022
09/15/2023	3.110%	3,000,000	3,010,889
Montachusett Regional Transit Authority
Revenue Notes
Regional Transit Authority
Series 2022
07/28/2023	3.240%	4,000,000	4,013,440
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2022
07/14/2023	3.040%	3,000,000	3,012,038
Total			14,041,053
New Jersey 0.9%
Township of Pemberton
Unlimited General Obligation Notes
BAN Series 2022
05/31/2023	3.450%	5,000,000	5,007,508
New York 4.1%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2022
06/29/2023	2.730%	4,000,000	4,019,735
City of Long Beach
Limited General Obligation Notes
BAN Series 2022A
02/17/2023	3.580%	5,000,000	4,996,111
Greater Southern Tier Board of Cooperative Educational Services District
Revenue Notes
RAN Series 2022
06/30/2023	3.360%	5,000,000	5,012,077
Pine Valley Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/14/2023	2.890%	4,980,642	4,986,178
Town of Oyster Bay
Limited General Obligation Notes
Series 2022
03/09/2023	2.770%	5,000,000	5,000,850
Total			24,014,951
Pennsylvania 0.4%
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
Republic Services
Series 2019 (Mandatory Put 04/17/23)
04/01/2034	3.450%	2,500,000	2,500,630
Texas 0.3%
Mission Economic Development Corp.(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2020 (Mandatory Put 03/01/23)
07/01/2040	3.500%	2,000,000	2,000,186
Total Municipal Short Term (Cost $49,634,254)			49,564,425

Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Money Market Funds 1.9%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(j)	88,926	88,926
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(j)	11,129,964	11,129,964
Total Money Market Funds (Cost $11,218,882)		11,218,890
Total Investments in Securities (Cost $623,118,008)		609,984,456
Other Assets & Liabilities, Net		(18,532,806)
Net Assets		$591,451,650
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $8,925,521, which represents 1.51% of total net assets.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2023, the total value of these securities amounted to $7,089,515, which represents 1.20% of total net assets.
(g)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2023.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(i)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Short Duration Municipal Bond Fund | Third Quarter Report 2023

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